CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from Operating Activities:
Net loss	$ (6,935,915)	$ (203,724)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance cost	36,946
Change in fair value of convertible notes payable	286,680
Stock based compensation	2,417,647
Depreciation and amortization	118,895
Changes in current assets and current liabilities:
Prepaid expenses and other current assets	(919,368)
Due from related party	(127,862)	159,137
Accounts payable and accrued expenses	257,964	45,000
Customer deposit		108,006
Due to related parties	(950,710)
Stock-based compensation liability	350,000
Excise tax payable	33,614
Income taxes payable	24,767
Net cash (used in) provided by operating activities	(5,407,342)	108,419
Cash flows from Investing Activities:
Notes receivable	(398,245)
Purchase of property and equipment	(50,381)
Cash acquired in connection with asset acquisition	119,135
Net cash provided by investing activities	(329,491)
Cash flows from Financing Activities:
Proceeds from issuance of convertible note	550,000
Repayment of convertible notes	(149,884)
Proceeds from exercise of warrants	5,698,354
Net cash provide by financing activities	6,098,470
Net change in cash	361,637	108,419
Cash, beginning of the year	2,284,933	3,014
Cash, end of the year	2,646,570	111,433
Supplemental cash flow information:
Interest paid
Taxes paid
Non cash investing and financing activities:
Issuance of shares in asset acquisition	11,700,000
Issuance of warrants in asset acquisition	$ 2,340,000